2013 Private Placement - Comon Stock (Details Narrative)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Sale of Common Stock offering	45,000
Five year warrant exercise price per share | $ / shares	$ 0.83
The 2013 Offering [Member]
Gross proceeds | $	$ 642,500
Sale of Common Stock offering	1,285,000
Common stock purchase price per share | $ / shares	$ 0.50
Cash fee paid to Monarch Capital | $	$ 55,400
Five year warrants issued to Monarch Capital	138,500
Fair value of placement agents warrants | $	$ 38,400
Adjusted conversion price per share, Series A and Series B | $ / shares	$ 0.50
Adjusted conversion shares, Series B	4,523,076
Conversion price per share in respect to Platinum | $ / shares	$ 0.80
Warrants held by Platinum	6,020,214